Employee benefits liabilities - Disclosure of fair value of plan assets (Details) - Pension benefits - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	€ 1,943	€ 961
Equity instruments	2,305	2,994
Fixed income securities	11,429	11,545
Investment funds	6,599	7,067
Insurance contracts and other	366	109
Total fair value of plan assets	22,642	22,676
U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	671	908
Non-U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	516	641
Equity commingled funds
Disclosure of fair value of plan assets [line items]
Equity instruments	1,118	1,445
Investment funds	47	125
Government securities
Disclosure of fair value of plan assets [line items]
Fixed income securities	2,837	2,262
Corporate Bonds, Fixed Income Securities
Disclosure of fair value of plan assets [line items]
Fixed income securities	4,414	4,333
Other fixed income
Disclosure of fair value of plan assets [line items]
Fixed income securities	4,178	4,950
Private equity funds
Disclosure of fair value of plan assets [line items]
Investment funds	2,956	2,965
Real estate funds
Disclosure of fair value of plan assets [line items]
Investment funds	1,288	1,343
Hedge funds
Disclosure of fair value of plan assets [line items]
Investment funds	2,308	2,634
Which have a quoted market price in an active market
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	1,742	850
Equity instruments	1,873	1,946
Fixed income securities	1,693	1,037
Investment funds	0	38
Insurance contracts and other	22	73
Total fair value of plan assets	5,330	3,944
Which have a quoted market price in an active market | U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	669	906
Which have a quoted market price in an active market | Non-U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	516	641
Which have a quoted market price in an active market | Equity commingled funds
Disclosure of fair value of plan assets [line items]
Equity instruments	688	399
Investment funds	0	34
Which have a quoted market price in an active market | Government securities
Disclosure of fair value of plan assets [line items]
Fixed income securities	1,476	986
Which have a quoted market price in an active market | Corporate Bonds, Fixed Income Securities
Disclosure of fair value of plan assets [line items]
Fixed income securities	217	14
Which have a quoted market price in an active market | Other fixed income
Disclosure of fair value of plan assets [line items]
Fixed income securities	0	37
Which have a quoted market price in an active market | Private equity funds
Disclosure of fair value of plan assets [line items]
Investment funds	0	0
Which have a quoted market price in an active market | Real estate funds
Disclosure of fair value of plan assets [line items]
Investment funds	0	4
Which have a quoted market price in an active market | Hedge funds
Disclosure of fair value of plan assets [line items]
Investment funds	€ 0	€ 0